NOTE 7 - STOCKHOLDERS' EQUITY (Details) - USD ($)		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2022
Common Stock, Shares Authorized	150,000,000	150,000,000		150,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001		$ 0.001
Proceeds from issuance of common stock, net of offering costs	$ 209,413	$ 209,413	$ (2,350)
Common Stock
Common stock issued for cash, net, Shares		330,000	1,200,000